Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Administrative expenses
Schedule of Administrative Expenses

Amounts in US$ ‘000	2023	2022	2021
Staff costs (Note 11)	25,675	23,671	26,402
Share-based payment (Note 11)	6,033	9,690	6,105
Consultant fees	10,645	9,574	10,806
Safety and insurance costs	3,890	3,834	3,142
Travel expenses	1,730	2,336	719
Non-operated blocks expenses	1,568	1,390	799
Director’s fees and allowance (Note 11)	896	1,172	2,853
Communication and IT costs	3,760	3,419	4,214
Allocation to joint operations	(13,986)	(9,642)	(8,574)
Other administrative expenses	3,758	4,580	362
	43,969	50,024	46,828